Consolidated Statements of Shareholders’ Equity - USD ($)	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member]	Rights Offering [Member] Common Stock [Member]	Rights Offering [Member] Additional Paid-in Capital [Member]	Rights Offering [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012							$ 135,959	$ 252,982,089	$ (43,491,902)	$ 209,626,146
Balance (in Shares) at Dec. 31, 2012							4,531,961
Net loss									(103,424,827)	(103,424,827)
Issuance of restricted shares for stock incentive award and share-based compensation							$ 1,211	567,122		568,333
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)							40,365
Dividends declared ($0.45 per share)									(2,067,570)	(2,067,570)
Balance at Dec. 31, 2013							$ 137,170	253,549,211	(148,984,299)	104,702,082
Balance (in Shares) at Dec. 31, 2013							4,572,326
Net loss									(19,359,005)	(19,359,005)
Issuance of shares, net of issuance costs	$ 33,495	$ 14,466,505	$ 14,500,000
Issuance of shares, net of issuance costs (in Shares)	1,116,487
Issuance of restricted shares for stock incentive award and share-based compensation							$ 1,312	508,802		510,114
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)							43,724
Canceled shares due to repurchase program							$ (505)	(150,182)		(150,687)
Canceled shares due to repurchase program (in Shares)							(16,806)
Balance at Dec. 31, 2014							$ 171,472	268,374,336	(168,343,304)	100,202,504
Balance (in Shares) at Dec. 31, 2014							5,715,731
Net loss									(15,687,132)	(15,687,132)
Issuance of shares, net of issuance costs				$ 70,300	$ 10,156,810	$ 10,227,110
Issuance of shares, net of issuance costs (in Shares)				2,343,335
Rounding of stock split							$ 24	(24)
Rounding of stock split (in Shares)							794
Issuance of restricted shares for stock incentive award and share-based compensation							$ 4,077	302,034		306,111
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)							135,900
Balance at Dec. 31, 2015							$ 245,873	$ 278,833,156	$ (184,030,436)	$ 95,048,593
Balance (in Shares) at Dec. 31, 2015							8,195,760